Provisions and other current liabilities (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring provisions movements [roll forward]
Cash payments	$ (19,348)	$ (18,567)	$ (17,452)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	507	153	222
Provisions related to discontinued operations	(8)
Additions	492	534	194
Cash payments	(479)	(145)	(200)
Releases	(72)	(33)	(64)
Transfers			(7)
Currency translation effects	(2)	(2)	8
Provision at end of period	$ 438	507	153
Restructuring provision | Continuing operations [member]
Restructuring provisions movements [roll forward]
Additions		521	186
Releases		$ (31)	$ (59)